FAIR VALUE MEASUREMENTS (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,057,416,480	$ 970,641,961
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	631,106,224	588,777,090
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	381,401,640	333,122,333
Snap-on common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	44,908,616	48,742,538
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	426,310,256	381,864,871
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	381,401,640	333,122,333
Level 1 | Snap-on common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	44,908,616	48,742,538
Investments Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	631,106,224	588,777,090
Investments Measured at NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	631,106,224	588,777,090
Investments Measured at NAV | Stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	70,456,940	74,036,962
Investments Measured at NAV | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	34,672,703	32,228,747
Investments Measured at NAV | Target date funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	478,558,375	412,806,801
Investments Measured at NAV | Mid cap equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	47,418,206	49,950,652
Investments Measured at NAV | Small cap equity fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 19,753,928